Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Tax Effect of Significant Temporary Differences Representing Deferred Tax Assets and Liabilities
At December 31, 2024 and 2023, the tax effect of significant temporary differences representing deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in 000's)	2024	2023
Net deferred tax asset (liability):
Allowance for credit loss	$34	$385
Accrued expenses	169	152
Right of use asset	(526)	724
Right of use liability	603	(633)
Net operating loss carry forwards	22,566	21,662
Property, equipment & intangibles	(3,618)	(3,581)
Stock based compensation	212	184
Self-Insurance Reserve	6	15
Interest Expense	1,831	1,831
Total deferred tax assets	21,277	20,739
Valuation allowance	(21,277)	(20,739)
Net deferred tax liability	$—	$—

Schedule of Differences Between Income Taxes Computed at the Federal Statutory Rate and the Provision for Income Taxes
The items accounting for the differences between income taxes computed at the federal statutory rate and the provision for income taxes are as follows:

	Year Ended December 31
	2024	2023
Federal income tax at statutory rate	21.0%	21.0%
State and local taxes	(1.5)%	(1.2)%
Nondeductible expenses	—	(1.1)%
Change in valuation allowance	(17.9)%	(13.4)%
Other	(1.6)%	(5.3)%
Effective tax rate	—%	—%